Small Cap Stock Trust Expense Example - Small Cap Stock Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	1,385
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,612
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	$ 1,328